DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Instruments [line items]
Assets	$ 11,088	$ 5,382	$ 8,177
Liabilities	(5,220)	2,456	(6,352)
Non-current portion, assets	11,088	5,382
Non-current portion, liabilities	5,220	2,289
Current portion, assets	0	0
Current portion, liabilities	0	167
Net investment hedges
Disclosure Of Financial Instruments [line items]
Assets	14,762	12,234
Liabilities	(11,669)	(1,604)
Interest rate swaps
Disclosure Of Financial Instruments [line items]
Assets		0
Liabilities		0	(1,212)
Interest rate swaps | Cashflow hedges
Disclosure Of Financial Instruments [line items]
Assets	0	0
Liabilities	0	0
Cross-currency swaps
Disclosure Of Financial Instruments [line items]
Assets	0	0	$ 748
Liabilities	0	167
Cross-currency swaps | Net investment hedges
Disclosure Of Financial Instruments [line items]
Assets	11,088	5,382
Liabilities	$ (5,220)	$ (2,289)